Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	$ 1,218	$ 1,820
Deferred tax liabilities to be recovered within 12 months	6	21
Total deferred tax liabilities	1,224	1,841	$ 2,091
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	466	592
Deferred tax assets to be recovered within 12 months	129	142
Total deferred tax assets	595	734	$ 873
Net deferred tax liability	$ 629	$ 1,107